FRANKLIN TEMPLETON INVESTMENTS
                         777 Mariners Island Boulevard
                              San Mateo, CA 94404





March 4, 2002


Filed Via EDGAR (CIK #0000809707)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

      RE:  FRANKLIN INVESTORS SECURITIES TRUST
           File Nos. 33-11444 and 811-4986

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 26, 2002.

Sincerely yours,

FRANKLIN INVESTORS SECURITIES TRUST



/s/ David P. Goss
Associate General Counsel


DPG/jg

cc:   Bruce G. Leto, Esq.